Fair Value of Financial Instruments and Fair Value Measurement	12 Months Ended
Sep. 30, 2012
Fair Value of Financial Instruments and Fair Value Measurement

Note 15: Fair Value of Financial Instruments and Fair Value Measurement

Accounting standards define fair value as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Accounting standards also establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The applicable standard describes three levels of inputs that may be used to measure fair value: Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date. Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data. Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability. The Company evaluates fair value measurement inputs on an ongoing basis in order to determine if there is a change of sufficient significance to warrant a transfer between levels. For example, changes in market activity or the addition of new unobservable inputs could, in the Company’s judgment, cause a transfer to either a higher or lower level. For the years ended September 30, 2012 and 2011, there were no transfers between levels.

At September 30, 2012, the Company holds, as part of its investment portfolio, available for sale securities reported at fair value consisting of municipal securities, U.S government sponsored entities, mortgage-backed securities, and collateralized mortgage obligations. The fair value of the majority of these securities are determined using widely accepted valuation techniques including matrix pricing and broker-quote based applications. Inputs include benchmark yields, reported trades, issuer spreads, prepayment speeds and other relevant items. These are inputs used by a third-party pricing service used by the Company. All of the Company’s available for sale securities fall into Level 2 of the fair value hierarchy. To validate the appropriateness of the valuations provided by the third party, the Company regularly updates its understanding of the inputs used and compares valuations to an additional third party source.

The Company uses interest-rate swaps to provide long-term fixed rate funding to its customers. The majority of these derivatives are exchange-traded or traded within highly active dealer markets. In order to determine the fair value of these instruments, the Company utilizes the exchange price or dealer market price for the particular derivative contract. Therefore, these derivative contracts are classified as Level 2. The Company utilizes an independent third party valuation company to validate the dealer prices. In cases where significant credit valuation adjustments are incorporated into the estimation of fair value, reported amounts are considered as Level 3 inputs. The Company also utilizes this approach to estimate its own credit risk on derivative liability positions. To date, the Company has not realized any losses due to a counterparty’s inability to pay any net uncollateralized position.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

CASH AND CASH EQUIVALENTS – The carrying amount approximates fair value because of the short maturity of these instruments.

INVESTMENTS AVAILABLE FOR SALE AND FHLB STOCK – The fair value of investments and mortgage–backed securities and collateralized mortgage obligations available for sale is estimated based on bid quotations received from securities dealers. The FHLB stock is considered a restricted stock and is carried at cost which approximates its fair value.

LOANS RECEIVABLE – Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type. The fair value of performing loans is calculated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect the credit risk inherent in the loan. The estimate of maturity is based on the Company’s historical experience with repayments for each loan classification, modified, as required, by an estimate of the effect of the current economic and lending conditions.

Fair value for significant nonperforming loans is based on recent external appraisals. If appraisals are not available, estimated cash flows are discounted using a rate commensurate with the risk associated with the estimated cash flows. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information. The estimated fair value at September 30, 2012 and 2011 has been affected by an estimate of liquidity risk of 5.5%.

LOANS HELD FOR SALE – Loans held for sale are carried at the lower of cost or market value. The fair values of loans held for sale are based on commitments on hand from investors within the secondary market for loans with similar characteristics.

CASH SURRENDER VALUE OF LIFE INSURANCE – The Company’s cash surrender value of bank owned life insurance approximates its fair value.

FDIC RECEIVABLE FOR LOSS SHARING AGREEMENTS – Fair value is estimated based on discounted future cash flows using current discount rates, for instruments with similar risk and cash flow volatility.

DEPOSITS – The fair value of deposits with no stated maturity, such as noninterest–bearing demand deposits, savings, NOW accounts, and money market and checking accounts, is equal to the amount payable on demand. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.

BORROWINGS – The fair value of the Company’s Federal Home Loan Bank advances is estimated based on the discounted value of contractual cash flows. The fair value of securities sold under agreements to repurchase approximates the carrying amount because of the short maturity of these borrowings. The discount rate is estimated using rates quoted for the same or similar issues or the current rates offered to the Company for debt of the same remaining maturities.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES – The Company uses interest-rate swaps to provide long-term fixed rate funding to its customers. The majority of these derivatives are exchange-traded or traded within highly active dealer markets. In order to determine the fair value of these instruments, the Company utilizes the exchange price or dealer market price for the particular derivative contract. Therefore, these derivative contracts are classified as Level 2. The Company utilizes an independent third party valuation company to validate the dealer prices. In cases where significant credit valuation adjustments are incorporated into the estimation of fair value, reported amounts are classified as Level 3.

ACCRUED INTEREST AND DIVIDENDS RECEIVABLE AND PAYABLE – The carrying amount of accrued interest and dividends receivable on loans and investments and payable on borrowings and deposits approximate their fair values.

COMMITMENTS TO EXTEND CREDIT AND STANDBY LETTERS OF CREDIT – The value of these unrecognized financial instruments is estimated based on the fee income associated with the commitments which, in the absence of credit exposure, is considered to approximate their settlement value. Since no significant credit exposure existed, and because such fee income is not material to the Company’s financial statements at September 30, 2012 and 2011, the fair value of these commitments is not presented.

Many of the Company’s assets and liabilities are short-term financial instruments whose carrying amounts reported in the Statement of Condition approximate fair value. These items include cash and due from banks, interest-bearing bank balances, federal funds sold, other short-term borrowings and accrued interest receivable and payable balances. The estimated fair value of the Company’s remaining on-balance sheet financial instruments as of September 30, 2012 and 2011 are summarized below.

	September 30, 2012
			Estimated Fair Value
			Quoted Prices In Active	Significant Other	Significant
	Carrying	Total Estimated	Markets for Identical	Observable Inputs	Unobservable
	Value	Fair Value	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$108,828,220	$108,828,220	$108,828,220	$—	$—
Investments available for sale	189,379,333	189,379,333	—	189,379,333	—
FHLB Stock	5,318,200	5,318,200	—	5,318,200	—
Loans receivable, net	593,903,715	561,448,457	—	—	561,448,457
Loans held for sale	2,691,508	2,741,672	—	2,741,672	—
Cash surrender value of life insurance	33,831,920	33,831,920	—	33,831,920	—
FDIC receivable for loss sharing arrangements	35,135,533	35,492,184	—	—	35,492,184
Accrued interest and dividends receivable	3,241,320	3,241,320	—	721,048	2,520,272
Financial liabilities:
Deposits	$800,261,546	$805,422,429	$—	$805,422,429	$—
FHLB advances and other borrowings	81,000,000	90,732,925	—	90,732,925	—
Derivative instruments	12,443	12,443	—	12,443	—
Accrued interest payable	320,980	320,980	—	320,980	—

	September 30, 2011
	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	$149,761,646	$149,761,646
Investments available for sale	158,736,574	158,736,574
FHLB stock	10,590,900	10,590,900
Loans receivable, net	655,028,354	621,497,141
Loans held for sale	291,367	299,744
Cash surrender value of life insurance	32,774,523	32,774,523
FDIC Receivable for loss sharing agreements	96,777,791	97,106,804
Accrued interest and dividends receivable	3,690,433	3,690,433
Financial liabilities:
Deposits	$911,093,806	$919,678,187
FHLB advances and other borrowings	110,000,000	120,809,014
Accrued interest payable	705,924	705,924

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on– and off–balance–sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Other significant assets and liabilities that are not considered financial assets or liabilities include deferred tax liabilities and premises and equipment. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

Assets and Liabilities Measured on a Recurring Basis:

Assets and liabilities measured at fair value on a recurring basis are summarized below.

	September 30, 2012
	Estimated fair value	Quoted prices in active markets for identical assets (Level 1 inputs)	Quoted prices for similar assets (Level 2 inputs)	Significant unobservable inputs (Level 3 inputs)
Assets:
Investment securities available for sale:
Tax free municipals	$11,578,501	$—	$11,578,501	$—
U.S. government sponsored entities	16,627,055	—	16,627,055	—
Mortgage–backed securities:
FNMA certificates	86,584,802	—	86,584,802	—
GNMA certificates	4,945,412	—	4,945,412	—
FHLMC certificates	46,244,446	—	46,244,446	—
Collateralized mortgage obligations:
FNMA	8,027,156	—	8,027,156	—
GNMA	503,311	—	503,311	—
FHLMC	580,089	—	580,089	—
Private-label mortgage securities:
Investment grade	2,356,744	—	2,356,744
Split rating [1]	6,246,303	—	6,246,303	—
Non investment grade	5,685,514	—	5,685,514	—

Total investment securities available for sale	189,379,333	—	189,379,333	—

Assets held for sale	1,054,280	—	1,054,280	—

Total recurring assets at fair value	$190,433,613	$—	$190,433,613	$—

Liabilities:
Derivative instruments–swap liability	$12,443	$—	$12,443	$—

Total recurring liabilities at fair value	$12,443	$—	$12,443	$—

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

	September 30, 2011
	Estimated fair value	Quoted prices in active markets for identical assets (Level 1 inputs)	Quoted prices for similar assets (Level 2 inputs)	Significant unobservable inputs (Level 3 inputs)
Investment securities available for sale:
Tax free municipals	$10,626,225	$—	$10,626,225	$—
U.S. government sponsored entities	17,509,876		17,509,876
Mortgage–backed securities:
FNMA certificates	63,607,945	—	63,607,945	—
GNMA certificates	6,087,729	—	6,087,729	—
FHLMC certificates	21,291,187	—	21,291,187	—
Collateralized mortgage obligations:
FNMA	17,133,577	—	17,133,577	—
GNMA	3,676,575	—	3,676,575	—
FHLMC	943,626	—	943,626	—
Private-label mortgage securities:
Investment grade	2,823,096	—	2,823,096
Split rating [1]	8,052,261	—	8,052,261	—
Non investment grade	6,984,477	—	6,984,477	—

Available for sale securities	$158,736,574	$—	$158,736,574	$—

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.

Assets and Liabilities Measured on a Nonrecurring Basis:

Assets and liabilities measured at fair value on a nonrecurring basis are summarized below.

	Fair value measurements using:
	Fair value	Quoted prices in active markets for identical assets (Level 1 inputs)	Quoted prices for similar assets (Level 2 inputs)	Significant unobservable inputs (Level 3 inputs)
September 30, 2012
Impaired loans:
Not covered under loss share	$2,925,972	$—	$—	$2,925,972
Other real estate owned:
Not covered under loss share	2,106,757	—	—	2,106,757
Covered under loss share	21,903,204	—	—	21,903,204

September 30, 2011
Impaired loans:
Not covered under loss share	$2,120,385	—	—	$2,120,385
Other real estate owned:
Not covered under loss share	4,093,214	—	—	4,093,214
Covered under loss share	24,671,626	—	—	24,671,626

Loans considered impaired are loans for which, based on current information and events, it is probable that the creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are subject to nonrecurring fair value adjustments to reflect write-downs that are based on the market price or current appraised value of the collateral, adjusted to reflect local market conditions or other economic factors. After evaluating the underlying collateral, the fair value of the impaired loans is determined by allocating specific reserves from the allowance for loan and lease losses to the loans. Thus, the fair value reflects the loan balance less the specifically allocated reserve. Certain collateral-dependent impaired loans are reported at the fair value of the underlying collateral. Impairment is measured based on the fair value of the collateral, which is typically derived from appraisals that take into consideration prices in observed transactions involving similar assets and similar locations. Each appraisal is updated on an annual basis, either through a new appraisal or through the Company’s comprehensive internal review process. Appraised values are reviewed and monitored internally and fair value is re-assessed at least quarterly or more frequently when circumstances occur that indicate a change in fair value. The fair value of impaired loans that are not collateral dependent is measured using a discounted cash flow analysis considered to be a Level 3 input.

Other real estate owned is initially accounted for at fair value, less estimated costs to dispose of the property. Any excess of the recorded investment over fair value, less costs to dispose, is charged to the allowance for loan and lease losses at the time of foreclosure. A provision is charged to earnings for subsequent losses on other real estate owned when market conditions indicate such losses have occurred. The ability of the Company to recover the carrying value of other real estate owned is based upon future sales of the real estate. The ability to effect such sales is subject to market conditions and other factors beyond our control, and future declines in the value of the real estate would result in a charge to earnings. The recognition of sales and sales gains is dependent upon whether the nature and terms of the sales, including possible future involvement of the Company, if any, meet certain defined requirements. If those requirements are not met, sale and gain recognition is deferred. OREO represents real property taken by the Company either through foreclosure or through a deed in lieu thereof from the borrower. The fair value of OREO is based on property appraisals adjusted at management’s discretion to reflect a further decline in the fair value of properties since the time the appraisal analysis was performed. It has been the Company’s experience that appraisals may become outdated due to the volatile real-estate environment. Appraised values are reviewed and monitored internally and fair value is re-assessed at least quarterly or more frequently when circumstances occur that indicate a change in fair value. Therefore, the inputs used to determine the fair value of OREO and repossessed assets fall within Level 3. The Company may include within OREO other repossessed assets received as partial satisfaction of a loan. These assets are not material and do not typically have readily determinable market values and are considered Level 3 inputs.

The following table provides information describing the valuation processes used to determine recurring and nonrecurring fair value measurements categorized within Level 3 of the fair value hierarchy.

Quantitative Information about Level 3 Fair Value Measurements

	Fair value	Valuation Technique	Unobservable Input	General Range (discount)	Weighted Average Discount

Impaired loans	$2,925,972	Property appraisals	Management discount for property type and recent market volatility	10% - 55%	35%

REO	$24,009,961	Property appraisals	Management discount for property type and recent market volatility	20% - 40%	31%

Accounting standards require disclosures of fair value information about financial instruments, whether or not recognized in the Statement of Condition, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. Also, the fair value estimates presented herein are based on pertinent information available to Management as of September 30, 2012 and 2011.